Trade and Other Payables - Summary of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables, current	$ 29,497		$ 30,351
Other payables, current	6,356		5,597
Amounts due to joint ventures and associates, current	3,312		2,851
Accruals and deferred income, current	10,043		10,089
Total, current	49,208	$ 48,865	48,888
Trade payables, non-current	0		0
Other payables, non-current	2,060		2,413
Amounts due to joint ventures and associates, non-current	40		33
Accruals and deferred income, non-current	242		289
Total, non-current	$ 2,342	$ 2,195	$ 2,735